Note 18 - Taxes Payable	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of tax receivables and payables [text block]

18.    Taxes payable

	12/31/2024	12/31/2023
Municipal taxes	608	956
State taxes	428	465
Federal taxes	9,175	12,283
	10,211	13,704

Current	5,645	13,566
Non-Current	4,566	138

On October 4, 2024, the Northeast Development Authority – “SUDENE” approved Sigma Lithium for the tax benefit of a 75% reduction in income tax, also known as Profit from Exploration, and issued the Constitutive Report. This tax benefit allows the Company to reduce its current income tax pay by approximately 75%, starting in 2024, for the next ten years. The amount saved will be transferred to a reserve account for tax incentives within the equity accounts and cannot be distributed to the shareholders. As of December 31, 2024, the Company recognized a reserve for tax incentives in the amount of $3,440 (see note 22.d).

Accounting policy

These amounts represent the group's obligations to the Federal, State and Municipal Governments relating to taxes, fees and contributions. They are presented as current liabilities and non-current liabilities, and they are initially recognized at fair value and subsequently measured at amortized cost using the effective interest rate method.